FIRST TRUST EXCHANGE-TRADED FUND

                  FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
               FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
                       FIRST TRUST ISE CHINDIA INDEX FUND
                 FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
                        FIRST TRUST ISE WATER INDEX FUND
             FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND
               FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
            FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
             FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
           FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND FIRST
             TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND
           FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND
                        FIRST TRUST S&P REIT INDEX FUND
                     FIRST TRUST STRATEGIC VALUE INDEX FUND
                         FIRST TRUST US IPO INDEX FUND
               FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
                 FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
             FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

                  (each a "Fund" and collectively the "Funds")

               SUPPLEMENT TO THE PROSPECTUS DATED APRIL 29, 2011

                              DATED MARCH 6, 2012

      The disclosure in the Prospectus is revised in the following manner:

      1. In the "Summary Information -- First Trust ISE Chindia Index Fund -- Principal Investment Strategies" section, the following paragraph is added as the last paragraph of this section:

      The Fund may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities.

      2. In the "Summary Information -- First Trust ISE Chindia Index Fund -- Principal Risks" section, the following paragraph is added as the last paragraph of this section:

      SECURITIES LENDING RISK. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

      3. In the "Summary Information -- First Trust NASDAQ-100 Equal Weighted Index(SM) Fund -- Principal Investment Strategies" section, the following paragraph is added as the last paragraph of this section:

      The Fund may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities.

      4. In the "Summary Information -- First Trust NASDAQ-100 Equal Weighted Index(SM) Fund -- Principal Risks" section, the following paragraph is added as the last paragraph of this section:

      SECURITIES LENDING RISK. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

      5. In the "Summary Information -- First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund -- Principal Investment Strategies" section, the following paragraph is added as the last paragraph of this section:

      The Fund may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities.

      6. In the "Summary Information -- First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund -- Principal Risks" section, the following paragraph is added as the last paragraph of this section:

      SECURITIES LENDING RISK. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

      7. In the "Summary Information -- First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund -- Principal Investment Strategies" section, the following paragraph is added as the last paragraph of this section:

      The Fund may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities.

      8. In the "Summary Information -- First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund -- Principal Risks" section, the following paragraph is added as the last paragraph of this section:

      SECURITIES LENDING RISK. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

      9. In the "Investment Strategies" section, the following paragraph is added as the last subsection:

      SECURITIES LENDING

      Currently, the First Trust ISE Chindia Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund and First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund expect to lend securities representing up to 20% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. In the future, the remaining Funds may also engage in this practice. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities.

      10. In the "Additional Risks of Investment in the Funds" section, the following paragraphs are added as the last paragraphs of this section.

      SECURITIES LENDING RISK. Currently, the First Trust ISE Chindia Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund and First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund expect to lend securities representing up to 20% of the value of their total assets to broker-dealers, banks, and other institutions to generate additional income. In the future, the remaining Funds may also engage in this practice. Under these Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower.

      When a dividend is paid on a security that is out on loan, the borrower receives the dividend and in turn makes a payment of the same amount to the fund. Dividends, if they constitute "qualified dividends," are taxable at the same rate as long-term capital gains. These payments made by borrowers, however, are not qualified dividends, and are taxable at higher ordinary income rates. As a result, some of the distributions received by shareholders who hold Fund shares in taxable accounts may be subject to taxation at a higher rate than if the Fund had not loaned its portfolio securities.

   PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE


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                        FIRST TRUST EXCHANGE-TRADED FUND

                 FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
              FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
                       FIRST TRUST ISE CHINDIA INDEX FUND
                 FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
                        FIRST TRUST ISE WATER INDEX FUND
            FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND
              FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
           FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
            FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
           FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND FIRST
             TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND
                 FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND
                        FIRST TRUST S&P REIT INDEX FUND
                     FIRST TRUST STRATEGIC VALUE INDEX FUND
                         FIRST TRUST US IPO INDEX FUND
               FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
                 FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
             FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

                  (each a "Fund" and collectively the "Funds")

   SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2011

                              DATED MARCH 6, 2012

      The "Investment Strategies" section of the Statement of Additional Information is revised to add the following paragraphs as the last paragraphs of this section:

LENDING OF PORTFOLIO SECURITIES

      In order to generate additional income, as a non-principal investment strategy, the First Trust ISE Chindia Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund and First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund expect to lend portfolio securities representing up to 20% of the value of their total assets to broker-dealers, banks or other institutional borrowers of securities. In the future, the remaining Funds may also engage in this practice. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into domestic loan arrangements with broker-dealers, banks, or other institutions which First Trust has determined are creditworthy under guidelines established by the Board of Trustees. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.

      In these loan arrangements, the Funds will receive collateral in the form of cash, U.S. government securities or other high-grade debt obligations equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the securities loaned as determined at the time of loan origination. This collateral must be valued daily by First Trust or the applicable Fund's lending agent and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by the lending Fund or the borrower. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment. When a Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute "qualified dividends" taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities.

       PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE